Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Strategic Income Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%